TRADE ACCOUNTS RECEIVABLE - Accounts receivable by aging (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ 3,737,270	R$ 2,672,370
Accumulated impairment losses
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	(137,146)	(98,079)
Current | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	3,466,000	2,226,121
Past due: Up to 30 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	259,756	381,999
Past due: From 31 to 60 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	48,905	58,972
Past due: From 61 to 90 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	9,355	30,202
Past-due: From 91 to 180 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	13,636	15,384
Past-due: From 181 to 360 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	15,899	16,739
Past due: Above 360 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ 60,865	R$ 41,032